FIXED ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
FIXED ASSETS
NOTE 4- FIXED ASSETS

NOTE 4 – FIXED ASSETS

A summary of the fixed assets as of December 31, 2021 and March 31, 2021 is as follows:

	December 31, 2021	March 31, 2021
Land	$324,293	$324,293
Buildings	5,007,505	4,702,063
Machinery and equipment	9,607,180	7,580,873
Autos and trucks	247,356	213,849
	15,186,334	12,891,078
Accumulated depreciation	(1,420,062)	(452,158)
Fixed assets, net	$13,766,272	$12,236,557

The consolidated statements of operations reflect depreciation expense of approximately $218,000 and $18,000 and $830,000 and $38,000 for the three and nine months ended December 31, 2021 and 2020, respectively.

NOTE 4 - FIXED ASSETS

A summary of the fixed assets as of March 31, 2021, and March 31, 2020, is as follows:

Asset	March 31, 2021 ($)	March 31, 2020 ($)
Land	324,293	202,293
Buildings	4,702,063	509,762
Machinery and equipment	7,580,873	221,987
Autos and trucks	213,849	19,063
Subtotal	12,815,178	953,105
Accumulated depreciation	(584,521)	(245,297)
Fixed assets, net	12,236,557	707,808

The fixed assets include the assets purchased in the asset acquisition on December 15, 2020, in Note 3.

The consolidated statements of operations reflect depreciation expense of approximately $346,000 and $100,000 for the years ended March 31, 2021 and 2020, respectively.

On March 18, 2020, the Company’s research and development plant in La Coste, Texas was destroyed by a fire. The Company believes that it was caused by a natural gas leak, but the fire was so extensive that the cause was undetermined. The majority of the damage was to their pilot production plant, which destroyed a large portion of the fixed assets of the Company. The property destroyed had a net book value of $1,909,495, which was written off and recognized as Loss due to fire during the year ended March 31, 2020. The Company filed a claim with their insurance company, and as of June 2, 2020, received all the proceeds, which totaled $917,210. The Company is currently purchasing replacement fixed assets and reconstructing their pilot production plant.

During January 2020, the Company reclassified approximately $886,000 of Construction in Process into Machinery and equipment, as the assets had begun to be put into use. The Company also wrote off certain fixed assets which were no longer in use, resulting in a net loss on the disposal of $71,128.